Earnings/(loss) per share	6 Months Ended
Dec. 31, 2022
Earnings/(loss) per share
Earnings/(loss) per share

12          Earnings/(loss) per share

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
Profit/(loss) for the period (£’000)	6,306	(1,402)	(20,210)	(16,941)
Basic earnings/(loss) per share (pence)	3.87	(0.86)	(12.39)	(10.39)
Diluted earnings/(loss) per share (pence) (1)	3.85	(0.86)	(12.39)	(10.39)

(i)	Basic earnings/(loss) per share

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) for the period by the weighted average number of ordinary shares in issue during the period.

(ii)	Diluted earnings/(loss) per share

Diluted earnings/(loss) per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company has one category of dilutive potential ordinary shares: share awards pursuant to the 2012 Equity Incentive Plan (the “Equity Plan”). Share awards pursuant to the Equity Plan are assumed to have been converted into ordinary shares at the beginning of the financial year, or, if later, the date of issue of the potential ordinary shares.

(iii)	Weighted average number of shares used as the denominator

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
	Number	Number	Number	Number
	‘000	‘000	‘000	‘000
Class A ordinary shares	52,013	53,962	52,013	49,466
Class B ordinary shares	112,732	110,724	112,732	115,216
Treasury shares	(1,683)	(1,683)	(1,683)	(1,683)
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	163,062	163,003	163,062	162,999
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares (1)	543	—	—	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share (1)	163,605	163,003	163,062	162,999
(1)	For the six months ended 31 December 2022 and the three and six months ended 31 December 2021, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.